Annual Total Returns [BarChart] - AMG Renaissance Large Cap Growth Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	(4.42%)
Annual Return 2012	17.10%
Annual Return 2013	34.28%
Annual Return 2014	19.49%
Annual Return 2015	(1.53%)
Annual Return 2016	8.81%
Annual Return 2017	22.03%
Annual Return 2018	(7.23%)
Annual Return 2019	35.16%
Annual Return 2020	23.54%